Summary of Material Accounting Policies - Schedule of Customers From Continuing Operations (Details) - Hong Kong Xinkai Gravel Co., Limited [Member]	12 Months Ended
Jun. 30, 2026 AUD ($)
Warrants [Line Items]] [Line Items]
Sales	$ 1,179,071
Percentage of entity's revenue	100.00%
Outstanding Balance of Trade Receivables	$ 873,490